UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2002


                          Bedford Falls Investors, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

        660 Madison Avenue            New York          New York         10021
--------------------------------------------------------------------------------
Business Address     (Street)          (City)            (State)         (Zip)


13F File Number:  028-07030
                --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:

Karen Finerman          President of the General Partner         (212) 486-8100
--------------------------------------------------------------------------------
    (Name)                         (Title)                           (Phone)


Signature, Place and Date of Signing:



/s/ Karen Finerman
----------------------------
660 Madison Avenue
New York, New York  10021
8/12/2002

Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE




Number of Other Included Managers:     None
                                   ------------

List of Other Included Managers     None
                                ------------

Form 13F Information Table Entry Total:   57
                                       ---------

Form 13F Information Table Value Total:  62,337,000
                                       ---------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEDFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 6/30/02



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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Aetna Inc.                           Call       00817Y908     1967    41000    Call     41000              41000
AK Steel Holding Corp                 Com       001547108     1021    79700             79700              79700
Alcan Aluminum Inc                    Com       013716105      281     7500              7500               7500
Allied Capital Corporation            Put       01903Q958     1246    55000     Put     55000              55000
Astoria Financial Corp                Com       046265104     1167    36400             36400              36400
AT&T Corp                             Com       001957109      260    24300             24300              24300
Goodrich Corporation                  Com       382388106      849    31080             31080              31080
Barrick Gold Corp.                    Com       067901108     1761    92750             92750              92750
Boca Resorts                         Cl A       09688T106      497    37500             37500              37500
Bogen Communications Int'l            Com       097189104     3176   825043            825043             825043
Bristol Myers Squibb                 Call       110122908     2120    82500    Call     82500              82500
Burlington Resources                  Com       122014103      536    14100             14100              14100
Cablevision Sys Corp                 Cl A       12686C109      189    20000             20000              20000
Cablevision Sys Corp                 Call       12686C909      473    50000    Call     50000              50000
Calpine                              Call       131347906     1374   195500    Call    195500             195500
Charter Communications               Call       16117M907      204    50000    Call     50000              50000
ChevronTexaco Corp.                   Com       166764100     1363    15400             15400              15400
Chiles Offshore Inc.                  Com       16888M104      708    29200             29200              29200
Comcast Corp                         Cl A       200300200      238    10000             10000              10000
Computer Assoc Intl                  Call       204912909      583    36700    Call     36700              36700
Computer Assoc Intl                   Com       204912109      874    55000             55000              55000
Conseco Inc                          Call       208464907      100    50000    Call     50000              50000
Delta and Pine Land Company           Com       247357106      322    16000             16000              16000
Dow Chemical Calls                   Call       260543903     1547    45000    Call     45000              45000
Echostar Comm Corp                   Cl A       278762109      677    36500             36500              36500
Enpro Industries Inc.                 Com       29355X107     1260   240000            240000             240000
Ensco International                   Com       26874Q100      294    10800             10800              10800
FMC Corp                              Com       302491303     1886    62500             62500              62500
FMC Corp                              Put       302491953     1324    43900     Put     43900              43900
FMC Technologies Inc                  Com       30249U101      440    21200             21200              21200
Foot Locker Inc.                      Com       344849104     1156    80000             80000              80000
Forest Oil Corporation                Com       346091705     1279    45000             45000              45000
Georgia Pacific Corp                  Com       373298108     1229    50000             50000              50000
Georgia Pacific Corp                 Call       373298908      983    40000    Call     40000              40000
Gillette Co                          Call       375766902     2625    77500    Call     77500              77500
Halliburton Co                       Call       406216901     4304   270000    Call    270000             270000
Imperial Parking                      Com       453077109      746    31300             31300              31300
JP Morgan Chase                      Call       46625H900      763    22500    Call     22500              22500
Millennium Pharmaceutical             Com       599902103     1469   120944            120944             120944
Moore Ltd                             Com       615785102      413    36000             36000              36000
Mykrolis Corp                         Com       62852P103     1535   130000            130000             130000
Nisource Inc                          Com       65473P105      821    37600             37600              37600
Payless Shoesource Inc.               Com       704379106     1585    27500             27500              27500
Pep Boys Manny Moe & Jack             Com       713278109      421    25000             25000              25000
Pepsico                              Call       713448908     2603    54000    Call     54000              54000
Pfizer Inc.                          Call       717081903     1138    32500    Call     32500              32500
Pride International Inc.              Com       74153Q102      392    25000             25000              25000
Ticketmaster                         Cl B       88633P203      720    38500             38500              38500
TRW Inc                               Put       872649958      541     9500     Put      9500               9500
TRW Inc.                              Com       872649108      541     9500              9500               9500
TRW Inc.                             Call       872649908     2177    38200    Call     38200              38200
Tyco Intl                            Call       902124906     1486   110000    Call    110000             110000
Vodafone Airtouch PLC                 ADR       92857W100      318    23300             23300              23300
Walt Disney Co                       Call       254687906     1985   105000    Call    105000             105000
Washington Mutual                     Com       939322103     2227    60000             60000              60000
Westell Technologies Inc             Cl A       957541105      109    70290             70290              70290
Worldcom                              Com       98157D106       32   525000            525000             525000

